Report of Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 284,041	£ 308,255
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,666	75,491
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,521	14,371
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 12,226	£ 8,861
ECL coverage %	0.20%	0.20%
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 460,163	£ 492,696
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (925)	£ (1,217)
Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.00%	1.40%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 83,524	£ 76,579
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (858)	£ (1,088)
Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 14,524	£ 14,372
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (3)	£ (1)
Financial assets at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 237,475	£ 273,728
Financial assets at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (6)	£ (70)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.30%	0.90%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 10,553	£ 16,434
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (133)	£ (155)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.90%	1.60%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	3.70%	1.70%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.10%	0.30%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 5,546	£ 7,881
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81	234
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48	298
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(107)	(125)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(4)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.50%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 67	£ 116
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	10
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.80%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 59	£ 989
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	14
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	9
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(8)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.00%	1.20%
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	4.10%	1.60%
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	5.30%	1.10%
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 74	£ 183
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	87
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(19)	(17)
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(3)
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.90%	1.60%
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	2.00%
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 6	£ 51
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	207
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(85)	(98)
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(1)
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | – financial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.40%	1.90%
Financial assets at amortised cost | – financial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – financial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – financial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 1	£ 0
Financial assets at amortised cost | – financial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	4
Financial assets at amortised cost | – financial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(10)
Financial assets at amortised cost | – financial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | – financial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0